UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: 03/31/2012

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF March 31, 2012

		VALUE
		------------
COMMON STOCKS -- 93.51%
	Consumer Discretionary - Automobiles &
	Components -- 0.93%
285,000	Modine Manufacturing Company *	$ 2,516,550
		------------
	Consumer Discretionary - Durables &
	Apparel -- 4.35%
115,000	Crocs, Inc. *	2,405,800
260,000	Liz Claiborne, Inc. *	3,473,600
55,000	Tupperware Brands Corporation	3,492,500
80,000	Vera Bradley, Inc. *	2,415,200
		------------
		11,787,100
		------------
	Consumer Discretionary - Media -- 1.16%
50,000	Morningstar, Inc.	3,152,500
		------------
	Consumer Discretionary - Retailing -- 11.98%
105,000	Aaron's, Inc.	2,719,500
85,000	Ascena Retail Group, Inc. *	3,767,200
100,000	Body Central Corp. *	2,902,000
135,000	Express, Inc. *	3,372,300
55,000	Jos. A. Bank Clothiers, Inc. *	2,772,550
77,500	Monro Muffler Brake, Inc.	3,215,475
165,000	Pier 1 Imports, Inc. *	2,999,700
70,000	Select Comfort Corporation *	2,267,300
50,000	Ulta Salon, Cosmetics & Fragrance, Inc.	4,644,500
105,000	Zumiez Inc. *	3,791,550
		------------
		32,452,075
		------------
	Consumer Discretionary - Services -- 1.85%
130,000	Caribou Coffee Company, Inc. *	2,423,200
520,000	Wendy's Company (The)	2,605,200
		------------
		5,028,400
		------------
	Consumer Staples - Food & Staples
	Retailing -- 2.35%
42,500	PriceSmart, Inc.	3,094,425
70,000	United Natural Foods, Inc. *	3,266,200
		------------
		6,360,625
		------------
	Energy -- 4.47%
40,000	Atwood Oceanics, Inc. *	1,795,600
25,000	CARBO Ceramics Inc.	2,636,250
40,500	Dril-Quip, Inc. *	2,633,310
60,000	Rosetta Resources, Inc. *	2,925,600
30,000	SM Energy Company	2,123,100
		------------
		12,113,860
		------------
	Financials - Banks -- 3.65%
120,000	Associated Banc-Corp	1,675,200
95,000	Community Bank System, Inc.	2,734,100
73,394	First Financial Bancorp.	1,269,716
120,000	Glacier Bancorp, Inc.	1,792,800
45,000	IBERIABANK Corporation	2,406,150
		------------
		9,877,966
		------------
	Financials - Diversified -- 3.18%
23,000	Affiliated Managers Group, Inc. *	2,571,630
180,000	Duff & Phelps Corporation - Class A	2,797,200
100,000	Waddell & Reed Financial, Inc.	3,241,000
		------------
		8,609,830
		------------
	Financials - Insurance -- 0.55%
47,500	HCC Insurance Holdings, Inc.	1,480,575
		------------
	Financials - Real Estate -- 3.27%
305,000	Monmouth Real Estate Investment
	Corporation - Class A	2,970,700

195,000	Sabra Health Care REIT, Inc.	3,205,800
355,000	Summit Hotel Properties, Inc.	2,690,900
		------------
		8,867,400
		------------
	Health Care - Equipment & Services -- 13.66%
95,000	Abaxis, Inc. *	2,767,350
70,000	ABIOMED, Inc. *	1,553,300
159,000	Allscripts Healthcare Solutions, Inc. *	2,639,400
51,000	Computer Programs and Systems, Inc.	2,882,520
75,000	Cyberonics, Inc. *	2,859,750
120,000	DexCom, Inc. *	1,251,600
124,400	Insulet Corporation *	2,381,016
130,000	Masimo Corporation *	3,039,400
215,000	Merit Medical Systems, Inc. *	2,670,300
40,000	MWI Veterinary Supply, Inc. *	3,520,000
67,500	Neogen Corporation *	2,637,225
50,000	NxStage Medical, Inc. *	963,500
190,000	Omnicell, Inc. *	2,889,900
60,000	Sirona Dental Systems, Inc. *	3,092,400
55,000	Thoratec Corporation *	1,854,050
		------------
		37,001,711
		------------
	Industrials - Capital Goods -- 9.29%
120,000	Beacon Roofing Supply, Inc. *	3,091,200
42,650	Graco Inc.	2,263,009
31,500	Middleby Corporation (The) *	3,187,170
32,500	MSC Industrial Direct Co., Inc. - Class A	2,706,600
65,000	RBC Bearings Incorporated *	2,998,450
47,500	Regal-Beloit Corporation	3,113,625
60,000	Robbins & Myers, Inc.	3,123,000
73,125	Sun Hydraulics Corporation	1,912,950
65,000	Woodward Inc.	2,783,950
		------------
		25,179,954
		------------
	Industrials - Commercial & Professional
	Services -- 7.95%
110,000	Copart, Inc. *	2,867,700
60,000	Exponent, Inc. *	2,911,200
127,500	Healthcare Services Group, Inc.	2,711,925
80,000	Huron Consulting Group Inc. *	3,004,800
270,000	InnerWorkings, Inc. *	3,145,500
125,000	Mobile Mini, Inc. *	2,640,000
160,000	Standard Parking Corporation *	3,280,000
402,637	Swisher Hygiene, Inc. *	990,487
		------------
		21,551,612
		------------
	Industrials - Transportation -- 2.06%
75,000	Hub Group, Inc. - Class A *	2,702,250
130,000	Marten Transport, Ltd.	2,869,100
		------------
		5,571,350
		------------
	Information Technology - Hardware &
	Equipment -- 2.71%
70,000	Acme Packet, Inc. *	1,926,400
145,000	Finisar Corporation *	2,921,750
98,500	FLIR Systems, Inc.	2,493,035
		------------
		7,341,185
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 3.76%
115,000	CEVA, Inc. *	2,611,650
140,000	Cirrus Logic Inc. *	3,332,000
240,000	RF Micro Devices, Inc. *	1,195,200
110,000	Skyworks Solutions, Inc. *	3,041,500
		------------
		10,180,350
		------------
	Information Technology - Software &
	Services -- 13.11%
47,500	ANSYS, Inc. *	3,088,450
90,000	Ariba, Inc. *	2,943,900
120,000	Bottomline Technologies (de), Inc. *	3,352,800
27,500	Concur Technologies, Inc. *	1,577,950
111,700	DealerTrack Holdings, Inc. *	3,380,042
197,300	Echo Global Logistics, Inc. *	3,176,530
25,000	FactSet Research Systems Inc.	2,476,000
125,000	Fortinet *	3,456,250
150,000	Higher One Holdings, Inc. *	2,242,500

80,000	Jack Henry & Associates, Inc.	2,729,600
20,000	MercadoLibre, Inc.	1,955,800
54,500	MICROS Systems, Inc. *	3,013,305
55,000	SolarWinds, Inc. *	2,125,750
		------------
		35,518,877
		------------
	Materials -- 3.23%
58,500	AptarGroup, Inc.	3,204,045
110,000	RPM International, Inc.	2,880,900
70,000	Sensient Technologies Corporation	2,660,000
		------------
		8,744,945
		------------
	TOTAL COMMON STOCKS
	(cost $178,469,549)	253,336,865
		------------
SHORT-TERM INVESTMENTS -- 6.48%
	Commercial Paper - 5.80%
$1,000,000	Avery Dennison Corporation 04/02/12, 0.40%	1,000,000
1,200,000	Citigroup Funding Inc. 04/03/12, 0.32%	1,199,989
1,100,000	Bacardi U.S.A., Inc. 04/04/12, 0.42%	1,099,974
700,000	Tyco Electronics Group S.A. 04/05/12, 0.43%	699,975
1,350,000	Weatherford International Ltd.
	04/05/12, 0.50%	1,349,944
1,400,000	Integrys Energy Group, Inc. 04/09/12, 0.37%	1,399,899
1,125,000	Tyco Electronics Group S.A. 04/09/12, 0.45%	1,124,902
1,000,000	Leggett & Platt, Incorporated 04/10/12, 0.32%	999,929
825,000	Bacardi U.S.A., Inc. 04/11/12, 0.43%	824,911
1,000,000	Diageo Capital plc 04/11/12, 0.42%	999,895
790,000	Rockwell Automation, Inc. 04/12/12, 0.23%	789,950
625,000	Bayer Corporation 04/13/12, 0.32%	624,939
1,250,000	Citigroup Funding Inc. 04/16/12, 0.32%	1,249,844
1,075,000	Bacardi Corporation 04/18/12, 0.43%	1,074,795
1,259,000	BMW US Capital, LLC 04/19/12, 0.31%	1,258,816
		------------
		15,697,762
		------------
	Variable Rate Security - 0.68%
1,848,421	American Family Financial Services, Inc.(1)
	04/02/2012, 0.10%	1,848,421
		------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $17,546,183)	17,546,183
		------------
	TOTAL SECURITY HOLDINGS
	(cost $196,015,732) - 99.99%	$270,883,048
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.01%	41,596
		------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$270,924,644
		------------
		------------

* Non-income producing.

(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

As of March 31, 2012, investment cost for federal tax purposes was $196,211,368 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$79,852,420
Unrealized depreciation	(5,180,740)
-----------
Net unrealized appreciation	$74,671,680
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$253,336,865
Level 2 -
Commercial Paper	15,697,762
Variable Rate Security	1,848,421
Level 3 -
None	--
------------
Total	$270,883,048
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 05/07/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 05/07/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/07/2012